Financial instruments and financial risk factors - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Financial assets (liabilities)	$ (72,303)	$ (88,573)
Trade and other payables
Financial liabilities
Financial liabilities	(48,264)	(59,662)
Derivatives
Financial liabilities
Financial liabilities	(8,402)	(8,798)
Accruals
Financial liabilities
Financial liabilities	(5,502)	(6,062)
Lease liabilities
Financial liabilities
Financial liabilities	(9,262)	(9,722)
Borrowings
Financial liabilities
Financial liabilities	(72,664)	(67,724)
Other financial assets
Financial assets
Financial assets	3,079	1,445
Loans
Financial assets
Financial assets	1,298	969
Trade and other receivables
Financial assets
Financial assets	20,252	24,271
Derivatives
Financial assets
Financial assets	12,747	10,467
Cash and cash equivalents
Financial assets
Financial assets	31,111	22,472
Designated as measured at fair value through other comprehensive income
Financial liabilities
Financial assets (liabilities)	(86,302)	(96,039)
Designated as measured at fair value through other comprehensive income | Trade and other payables
Financial liabilities
Financial liabilities	(44,960)	(55,891)
Designated as measured at fair value through other comprehensive income | Accruals
Financial liabilities
Financial liabilities	(5,502)
Financial assets (liabilities)		(6,062)
Designated as measured at fair value through other comprehensive income | Lease liabilities
Financial liabilities
Financial liabilities	(9,262)	(9,722)
Designated as measured at fair value through other comprehensive income | Borrowings
Financial liabilities
Financial liabilities	(72,664)	(67,724)
Financial liabilities at fair value through profit or loss, category | Derivatives
Financial liabilities
Financial liabilities	(8,320)	(8,122)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)		(193)
Derivative hedging instruments | Derivatives
Financial liabilities
Financial liabilities	(82)	676
Measured at amortized cost | Loans
Financial assets
Financial assets	929	906
Measured at amortized cost | Trade and other receivables
Financial assets
Financial assets	20,252	24,271
Measured at amortized cost | Cash and cash equivalents
Financial assets
Financial assets	24,905	18,183
Mandatorily measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)	11,383	7,659
Mandatorily measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets	3,079	1,445
Mandatorily measured at fair value through profit or loss | Loans
Financial assets
Financial assets	369	63
Mandatorily measured at fair value through profit or loss | Derivatives
Financial assets
Financial assets	10,049	9,984
Mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Financial assets
Financial assets	6,206	4,289
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)	2,616
Derivative hedging instruments | Derivatives
Financial assets
Financial assets	$ 2,698	$ 483